Share-Based Compensation (Details) ¥ in Thousands					1 Months Ended	12 Months Ended
	Nov. 19, 2025	Jun. 23, 2025	May 21, 2025	Nov. 19, 2024 $ / shares shares	Feb. 28, 2025 shares	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2025 CNY (¥) shares
Share-based Compensation [Line Items]
Share-based compensation expense (in Yuan Renminbi) | ¥						¥ 5,216	¥ 1,371
RSU [Member]
Share-based Compensation [Line Items]
Shares granted (in Shares)							716,704
Reverse stock split				1-for-90
Vested percentage	67.00%
RSU [Member] | First Anniversary [Member]
Share-based Compensation [Line Items]
Vested percentage				33.00%
RSU [Member] | Second Anniversary [Member]
Share-based Compensation [Line Items]
Vested percentage				33.50%
RSU [Member] | Third Anniversary [Member]
Share-based Compensation [Line Items]
Vested percentage				33.50%
RSU [Member] | First Year [Member]
Share-based Compensation [Line Items]
Vested percentage	33.00%
RSU [Member] | ADS [Member]
Share-based Compensation [Line Items]
Grant-date market price (in Dollars per share) | $ / shares				$ 0.3067
Class A Ordinary Shares [Member]
Share-based Compensation [Line Items]
Reverse stock split		1-for-90	1-for-400
Class A Ordinary Shares [Member] | RSU [Member]
Share-based Compensation [Line Items]
Shares granted (in Shares)				50,000		666,704
Grant-date market price (in Dollars per share) | $ / shares				$ 18.4
Class A Ordinary Shares [Member] | RSU [Member] | Director [Member]
Share-based Compensation [Line Items]
Shares granted (in Shares)				3,000,000
Share-Based Payment Arrangement, Employee [Member] | RSU [Member]
Share-based Compensation [Line Items]
Shares granted (in Shares)					40,002,240